Property, Plant and Equipment -Summary of Year-end Premises and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Property, Plant and Equipment, Gross		$ 8,759	$ 6,543
Accumulated Depreciation		(3,470)	(3,115)
Total	$ 7,915	5,289	3,428
Land
Property, Plant and Equipment
Property, Plant and Equipment, Gross		689	821
Buildings and Improvements
Property, Plant and Equipment
Property, Plant and Equipment, Gross		4,190	4,146
Furniture, Fixtures, and Equipment
Property, Plant and Equipment
Property, Plant and Equipment, Gross		2,939	1,576
Leasehold Improvements
Property, Plant and Equipment
Property, Plant and Equipment, Gross		$ 941	$ 0